NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Operations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Revenues	[1]	$ 1,886	$ 1,643	$ 1,430
Non-controlling interests	[1]	525	395	320
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Revenues		1,886	1,643	1,430
Non-controlling interests		525	395	320
Other Comprehensive Income (loss)		(22)	(81)	(357)
Net Income		300	288	162
Other Comprehensive Income (loss)		(79)	(5)	15
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues		572	569	488
Non-controlling interests		19	34	11
Other Comprehensive Income (loss)		(20)	6	42
Net Income		75	138	46
Other Comprehensive Income (loss)		(78)	26	167
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Revenues		1,314	1,074	942
Non-controlling interests		506	361	309
Other Comprehensive Income (loss)		(2)	(87)	(399)
Net Income		225	150	116
Other Comprehensive Income (loss)		$ (1)	$ (31)	$ (152)

[1]	Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.